Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 310	$ 391
Contractual commitments to purchase property, plant and equipment	449	528
Contractual commitments to acquire loans to associates/customers	142	150
Other commitments	$ 1,943	$ 1,953